Income taxes (Tables)	12 Months Ended
Mar. 31, 2014
Total Income Taxes

Total income taxes for the fiscal years ended March 31, 2012, 2013 and 2014 comprised the following:

	Millions of yen
	2012	2013	2014
Income from continuing operations	¥391,798	¥323,059	¥307,979
Other comprehensive income (loss)	(16,842)	23,828	20,025

Total income taxes	¥374,956	¥346,887	¥328,004

Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate

Reconciliation of the difference of the actual effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2012	2013	2014
Statutory income tax rate	40.8%	38.1%	38.1%
Expenses not deductible for tax purposes	0.4	0.4	0.1
Research and other credits	(0.7)	(0.9)	(0.8)
Change in valuation allowance	0.9	1.5	1.1
Effect of enacted changes in tax laws and rates	4.7	0.3	1.0
Effect of consolidation of affiliates	—	0.3	—
Effect of outside basis differences of equity method investment	(1.2)	(1.4)	(3.1)
Other	(0.2)	0.5	0.6

Actual effective income tax rate	44.7%	38.8%	37.0%

Significant Components of Deferred Tax Assets and Liabilities

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Deferred tax assets:
Investments in affiliates	¥81,764	¥108,244
Property, plant and equipment and intangible assets	72,658	74,996
Liability for employees’ retirement benefits	60,771	57,662
Accrued liabilities for loyalty programs	74,683	55,409
Operating loss carryforwards	24,844	37,566
Deferred revenues regarding “Nikagetsu Kurikoshi” (2-month carry-over)	16,769	13,000
Accrued enterprise tax	11,270	11,754
Marketable securities and other investments	11,766	11,255
Compensated absences	11,780	11,156
Receivables held for sale	—	10,276
Accrued bonus	7,145	6,263
Inventories	6,316	3,373
Accrued commissions to agent resellers	5,913	3,104
Asset retirement obligations	3,762	1,893
Other	16,030	12,545

Sub-total deferred tax assets	¥405,471	¥418,496
Less: Valuation allowance	(28,158)	(39,641)

Total deferred tax assets	¥377,313	¥378,855

Deferred tax liabilities:
Investments in affiliates	¥18,187	¥22,980
Unrealized holding gains on available-for-sale securities	16,441	19,284
Identifiable intangible assets	7,555	10,033
Other	462	4,963

Total deferred tax liabilities	¥42,645	¥57,260

Net deferred tax assets	¥334,668	¥321,595

Components of Net Deferred Tax Assets

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Deferred tax assets (Current assets)	¥70,784	¥61,592
Deferred tax assets (Non-current investments and other assets)	273,084	269,500
Other current liabilities	(4)	(199)
Other long-term liabilities	(9,196)	(9,298)

Total	¥334,668	¥321,595

Period Available to Offset Future Taxable Income in Each Tax Jurisdiction

The period available to offset future taxable income varies in each tax jurisdiction as follows:

Millions of yen
2014
Within 5 years	¥18,122
6 to 20 years	95,768
Indefinite periods	29,406

Total	¥143,296